CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Formation costs and other operating expenses	$ 504,323	$ 1,312,020
Loss from operations	(504,323)	(1,312,020)
Other Income (Loss):
Warrant issuance costs		(832,378)
Interest income	4,070	20,386
Change in fair value of warrant liability	(4,100,000)	(772,251)
Net (loss)	$ (4,600,253)	$ (2,896,263)
Class A Common Stock
Other Income (Loss):
Weighted average shares outstanding, diluted	31,625,000	24,674,451
Net loss per share of common stock, diluted	$ (0.12)	$ (0.09)
Class A Common Stock Subject to Redemption
Other Income (Loss):
Weighted average shares outstanding, basic	31,625,000	24,674,451
Weighted average shares outstanding, diluted	31,625,000	24,674,451
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Net loss per share of common stock, diluted	$ 0.00	$ 0.00
Class B non-redeemable common stock
Other Income (Loss):
Weighted average shares outstanding, basic	7,906,250	7,906,250
Weighted average shares outstanding, diluted	7,906,250	7,906,250
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Net loss per share of common stock, diluted	$ (0.12)	$ (0.09)